Commitments and Contingencies - Other Commitments (Details) $ in Millions	12 Months Ended			60 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2014 USD ($) project	Dec. 31, 2014 CAD ($) project
Other Commitments [Line Items]
Capital expenditures		$ 3,218,000,000	$ 3,024,000,000
CH Energy Group
Other Commitments [Line Items]
Number of high-voltage transmission projects | project					5	5
Investment in electric transmission projects					$ 1,700	$ 2,300,000,000
CH Energy Group | Payment guarantee
Other Commitments [Line Items]
Maximum commitment					$ 182	$ 248,000,000
Obligation under guarantee		0
FHI | Payment guarantee | Parental guarantee
Other Commitments [Line Items]
Maximum commitment		77,000,000	$ 80,000,000
FHI and Fortis | Claim related to pipeline rights
Other Commitments [Line Items]
Contingency accrual		$ 0
Forecast
Other Commitments [Line Items]
Capital expenditures	$ 3,700,000,000			$ 17,300,000,000